Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM International Mutual Funds (Invesco International Mutual Funds)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000188848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class R6
Trading Symbol	ASISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class R6)	$52	0.99%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 463,900,298
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.

C000071235 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class Y
Trading Symbol	ASIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class Y)	$59	1.14%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[2]
Net Assets	$ 463,900,298
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.

C000256073 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class R
Trading Symbol	ASQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class R)	$85	1.64%
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%	[3]
Net Assets	$ 463,900,298
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.

C000000539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class C
Trading Symbol	ASICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class C)	$108	2.08%
*	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.08%	[4]
Net Assets	$ 463,900,298
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.

C000000537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class A
Trading Symbol	ASIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class A)	$72	1.39%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[5]
Net Assets	$ 463,900,298
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.

C000000540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class A
Trading Symbol	AEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class A)	$60	1.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%	[6],[7]
Net Assets	$ 929,808,431
Holdings Count | Holding	60
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.

C000000542 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class C
Trading Symbol	AEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class C)	$100	1.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.86%	[8],[9]
Net Assets	$ 929,808,431
Holdings Count | Holding	60
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.

C000000543 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class R
Trading Symbol	AEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class R)	$73	1.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%	[10],[11]
Net Assets	$ 929,808,431
Holdings Count | Holding	60
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.

C000071236 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class Y
Trading Symbol	AEDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class Y)	$46	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[12],[13]
Net Assets	$ 929,808,431
Holdings Count | Holding	60
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.

C000000544 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Investor Class
Trading Symbol	EGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Investor Class)	$56	1.04%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[14],[15]
Net Assets	$ 929,808,431
Holdings Count | Holding	60
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.

C000188849 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class R6
Trading Symbol	AEGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class R6)	$46	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[16],[17]
Net Assets	$ 929,808,431
Holdings Count | Holding	60
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.

C000120687 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R6
Trading Symbol	IGFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R6)	$46	0.89%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[18]
Net Assets	$ 1,848,477,637
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.

C000023043 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R5
Trading Symbol	AIEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R5)	$48	0.94%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[19]
Net Assets	$ 1,848,477,637
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.

C000071239 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class Y
Trading Symbol	AIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class Y)	$53	1.03%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[20]
Net Assets	$ 1,848,477,637
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.

C000000554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R
Trading Symbol	AIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R)	$78	1.53%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[21]
Net Assets	$ 1,848,477,637
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.

C000000553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class C
Trading Symbol	AIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class C)	$104	2.03%
*	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.03%	[22]
Net Assets	$ 1,848,477,637
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.

C000000551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class A
Trading Symbol	AIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class A)	$66	1.28%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[23]
Net Assets	$ 1,848,477,637
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.

C000209195 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class A
Trading Symbol	GLVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class A)	$61	1.24%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[24]
Net Assets	$ 548,878,191
Holdings Count | Holding	41
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.

C000209197 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class C
Trading Symbol	GLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class C)	$98	1.99%
*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.99%	[25]
Net Assets	$ 548,878,191
Holdings Count | Holding	41
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.

C000209198 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R
Trading Symbol	GLVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R)	$74	1.49%
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[26]
Net Assets	$ 548,878,191
Holdings Count | Holding	41
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.

C000209196 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class Y
Trading Symbol	GLVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class Y)	$49	0.99%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[27]
Net Assets	$ 548,878,191
Holdings Count | Holding	41
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.

C000209194 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R5
Trading Symbol	GFFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R5)	$43	0.87%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[28]
Net Assets	$ 548,878,191
Holdings Count | Holding	41
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.

C000209193 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R6
Trading Symbol	GLVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R6)	$43	0.87%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[29]
Net Assets	$ 548,878,191
Holdings Count | Holding	41
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.

C000209199 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R6
Trading Symbol	OSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R6)	$51	1.03%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[30]
Net Assets	$ 2,484,969,840
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.

C000209200 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R5
Trading Symbol	INSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R5)	$54	1.08%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[31]
Net Assets	$ 2,484,969,840
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.

C000209204 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class Y
Trading Symbol	OSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class Y)	$58	1.17%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[32]
Net Assets	$ 2,484,969,840
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.

C000209201 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R
Trading Symbol	OSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R)	$83	1.67%
*	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%	[33]
Net Assets	$ 2,484,969,840
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.

C000209202 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class C
Trading Symbol	OSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class C)	$108	2.17%
*	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.17%	[34]
Net Assets	$ 2,484,969,840
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.

C000209203 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class A
Trading Symbol	OSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class A)	$70	1.41%
*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%	[35]
Net Assets	$ 2,484,969,840
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.

C000209210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class A
Trading Symbol	OPPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class A)	$52	1.04%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[36]
Net Assets	$ 9,093,432,601
Holdings Count | Holding	66
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.

C000209205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class C
Trading Symbol	OGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class C)	$91	1.81%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%	[37]
Net Assets	$ 9,093,432,601
Holdings Count | Holding	66
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.

C000209206 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R
Trading Symbol	OGLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R)	$66	1.31%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[38]
Net Assets	$ 9,093,432,601
Holdings Count | Holding	66
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.

C000209207 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class Y
Trading Symbol	OGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class Y)	$41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[39]
Net Assets	$ 9,093,432,601
Holdings Count | Holding	66
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.

C000209208 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R5
Trading Symbol	GFDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R5)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[40]
Net Assets	$ 9,093,432,601
Holdings Count | Holding	66
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.

C000209209 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R6
Trading Symbol	OGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R6)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[41]
Net Assets	$ 9,093,432,601
Holdings Count | Holding	66
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.

C000209212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R6
Trading Symbol	OGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R6)	$41	0.79%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[42]
Net Assets	$ 2,273,642,223
Holdings Count | Holding	178
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209211 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R5
Trading Symbol	GOFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R5)	$44	0.86%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[43]
Net Assets	$ 2,273,642,223
Holdings Count | Holding	178
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class Y
Trading Symbol	OGIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class Y)	$48	0.93%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[44]
Net Assets	$ 2,273,642,223
Holdings Count | Holding	178
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R
Trading Symbol	OGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R)	$73	1.43%
*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%	[45]
Net Assets	$ 2,273,642,223
Holdings Count | Holding	178
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209215 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class C
Trading Symbol	OGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class C)	$99	1.93%
*	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%	[46]
Net Assets	$ 2,273,642,223
Holdings Count | Holding	178
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class A
Trading Symbol	OPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class A)	$60	1.17%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[47]
Net Assets	$ 2,273,642,223
Holdings Count | Holding	178
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class A
Trading Symbol	QMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class A)	$62	1.17%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[48],[49]
Net Assets	$ 54,489,244
Holdings Count | Holding	467
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.

C000209222 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class C
Trading Symbol	QMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class C)	$101	1.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%	[50],[51]
Net Assets	$ 54,489,244
Holdings Count | Holding	467
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.

C000209221 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R
Trading Symbol	QMGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R)	$75	1.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%	[52],[53]
Net Assets	$ 54,489,244
Holdings Count | Holding	467
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.

C000209220 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class Y
Trading Symbol	QMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class Y)	$49	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[54],[55]
Net Assets	$ 54,489,244
Holdings Count | Holding	467
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.

C000209218 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R5
Trading Symbol	GMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R5)	$47	0.89%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[56],[57]
Net Assets	$ 54,489,244
Holdings Count | Holding	467
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.

C000209217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R6
Trading Symbol	QMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R6)	$46	0.88%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[58],[59]
Net Assets	$ 54,489,244
Holdings Count | Holding	467
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.

C000209231 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class R6
Trading Symbol	OIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class R6)	$38	0.77%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[60]
Net Assets	$ 3,346,020,586
Holdings Count | Holding	60
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000209232 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class R5
Trading Symbol	INGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class R5)	$41	0.83%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[61]
Net Assets	$ 3,346,020,586
Holdings Count | Holding	60
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000209233 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class Y
Trading Symbol	OIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class Y)	$46	0.94%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[62]
Net Assets	$ 3,346,020,586
Holdings Count | Holding	60
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000209230 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class R
Trading Symbol	OIGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class R)	$71	1.44%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%	[63]
Net Assets	$ 3,346,020,586
Holdings Count | Holding	60
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000209229 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class C
Trading Symbol	OIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class C)	$95	1.94%
*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.94%	[64]
Net Assets	$ 3,346,020,586
Holdings Count | Holding	60
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000209234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class A
Trading Symbol	OIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class A)	$58	1.18%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[65]
Net Assets	$ 3,346,020,586
Holdings Count | Holding	60
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.

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